CARIBOO CONSIDERATION PAYABLE TO PRIOR OWNERS OF CARIBOO (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Disclosure of carrying amount of Cariboo consideration payable [Table Text Block]
	Sojitz	Dowa and Furukawa	Total
Balance as at January 1, 2024	70,381	-	70,381
Consideration payable arising on acquisition	-	71,116	71,116
Consideration paid	(14,549)	(5,000)	(19,549)
Accretion on minimum consideration payable (Note 7)	16,377	7,543	23,920
Balance as at December 31, 2024	72,209	73,659	145,868
Consideration paid	(16,645)	-	(16,645)
Fair value adjustment on contingent performance payments (Note 6a)	13,143	-	13,143
Accretion on minimum consideration payable (Note 7)	1,945	11,292	13,237
Balance as at December 31, 2025	70,652	84,951	155,603

Disclosure of current and long-term portions of Cariboo consideration payable [Table Text Block]
As at December 31, 2025	Sojitz	Dowa and Furukawa	Total
Minimum consideration payable	27,790	84,951	112,741
Contingent performance payments payable	42,862	-	42,862
Total Cariboo consideration payable	70,652	84,951	155,603
Less: current portion of Cariboo consideration payable
Minimum consideration payable	9,909	3,925	13,834
Contingent performance payments payable	9,763	-	9763
Long-term portion of Cariboo consideration payable	50,980	81,026	132,006
As at December 31, 2024	Sojitz	Dowa and Furukawa	Total
Minimum consideration payable	35,846	73,659	109,505
Contingent performance payments payable	36,363	-	36,363
Total Cariboo consideration payable	72,209	73,659	145,868
Less: current portion of Cariboo consideration payable
Minimum consideration payable	9,915	-	9,915
Contingent performance payments payable	6,532	-	6,532
Long-term portion of Cariboo consideration payable	55,762	73,659	129,421